Guarantees in Insurance Contracts - Summary of Liabilities for Guarantees That are Included in Valuation of Host Contracts, Net of Present Value of Expected Future Premiums (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	€ 119,569
Ending balance	110,818	€ 119,569
Net amount at risk	194,063	203,610
The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	34,900
Ending balance	34,379	34,900
Net amount at risk	26,697	27,985
The Netherlands [member] | Guaranteed Minimum Investment [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	5,542	4,741
Incurred guarantee benefits	(823)	801
Ending balance	4,719	5,542
Account value	18,754	19,467
Net amount at risk	€ 4,440	€ 5,017